Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Details) (10-K) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net Income	$ 57,981	$ 125,229	$ 20,513	$ 82,269	$ 183,210	$ 102,782	$ 9,038	$ 288,983
Numerator for basic and diluted income available to common shareholders	$ 57,981		$ 20,513		$ 183,210	$ 102,782	$ 9,038	$ 288,983
Denominator for basic income per common share - Weighted average common shares outstanding	33,726,489		31,985,827		33,546,329	31,985,827	32,260,622	31,955,416
Dilutive effect of Common Stock Equivalents	2,627,262		2,493,579		2,807,422	2,486,984	2,697,880	2,130,835
Denominator for diluted income per common share - adjusted weighted average common shares outstanding	36,353,751		34,479,406		36,353,751	34,472,811	34,958,502	34,086,251
Basic and Diluted income per common share	$ 0.00		$ 0.00		$ 0.01	$ 0.00	$ 0.00	$ 0.01